Summary of Significant Accounting Policies -Impact of Adoption (Details) - USD ($) $ in Thousands		Dec. 31, 2023		Jan. 01, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
ASSETS
Allowance for credit losses on loans		$ 23,744	[1]		$ 15,588	[1]	$ 16,903	$ 18,113
Deferred tax asset		4,669			3,267
Liabilities:
Liability for unfunded commitments	[1]	947			0
Shareholders' Equity
Retained earnings		$ 76,464			91,789
Cumulative Effect, Period of Adoption, Adjustment
ASSETS
Allowance for credit losses on loans				$ 5,793	5,793
Deferred tax asset				1,483
Liabilities:
Liability for unfunded commitments				1,272
Shareholders' Equity
Retained earnings				(5,581)
Cumulative Effect, Period of Adoption, Adjusted Balance
ASSETS
Allowance for credit losses on loans				21,381	$ 21,381
Deferred tax asset				4,750
Liabilities:
Liability for unfunded commitments				1,272
Shareholders' Equity
Retained earnings				$ 86,208

[1]	December 31, 2023 amounts include the impacts of the January 1, 2023 adoption of ASU 2016-13. See Note 2 for details.